Share warrant obligation (Tables)	6 Months Ended
Jun. 30, 2024
Share warrant obligation.
Schedule of warrant obligation

	Public Warrants	Private Warrants	Total
Balance at January 1, 2023	7,575	5,460	13,035
Fair value adjustment	(5,955)	(4,650)	(10,605)
Balance at June 30, 2023	1,620	810	2,430

	Public Warrants	Private Warrants	Total
Balance at January 1, 2024	852	426	1,278
Fair value adjustment	(177)	(88)	(265)
Balance at June 30, 2024	675	338	1,013